Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS as Well as Reconciliation of Basic Shares to Diluted Shares

The following table shows the calculation of basic and diluted EPS, as well as a reconciliation of basic shares to diluted shares:

	2016	2015	2014
Net income per common share:
Basic	$3.25	$2.27	$1.79
Diluted	$3.23	$2.27	$1.79
Numerator:
Net income	$106	$74	$58
Denominator:
Weighted-average number of common shares outstanding	32.5	32.4	32.4
Dilutive options and awards	0.3	—	—
Dilutive weighted-average number of common shares outstanding	32.8	32.4	32.4